Recent Developments	12 Months Ended
Dec. 31, 2011
Recent Developments (Abstract)
Recent Developments

Note R: Recent Developments

On December 12, 2011, the Corporation launched an offer to effect a business combination with Vulcan. Under the terms of the exchange offer, the Corporation would issue 0.50 shares of its common stock for each outstanding share of Vulcan's common stock. The total value of the proposed transaction is $5,355,000,000, based on the Corporation's closing stock price of $82.51 at January 31, 2012. The Corporation has filed a registration statement with the Securities and Exchange Commission related to the offer. If the business combination is completed, prospective financial statements will be significantly different from the Corporation's financial statements as of and for the periods ended December 31, 2011.